S-K 1604(a)(3) De-SPAC Forepart, Compensation - New Terrestrial [Member]	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
Common Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	5,675,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 24,700
Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	4,275,000
Private Placement Warrant [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 4,275,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1